LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 1,979,676	$ 1,582,720	$ 2,628,029	$ 5,862,251	$ 9,713,467	$ 6,475,154
Working capital	10,669,338		10,669,338
Accumulated deficit	$ 54,040,157		$ 54,040,157		$ 51,412,128	$ 42,033,887